INVESTMENTS - Composition of our investments by major class (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Holdings [Line Items]
Investments at Amortized Cost	$ 19,943,929	$ 13,933,057	$ 4,968,576
Percentage of Amortized Cost	100.00%	100.00%	100.00%
Investments at Fair Value	$ 20,087,500	$ 14,098,675	$ 6,667,897
Percentage of Fair Value	100.00%	100.00%	100.00%
Consumer
Investment Holdings [Line Items]
Investments at Fair Value	$ 4,862,500	$ 2,362,500	$ 3,700,000
Percentage of Fair Value	24.20%	16.80%	55.50%
Financial
Investment Holdings [Line Items]
Investments at Fair Value	$ 4,025,000	$ 3,836,175	$ 900,000
Percentage of Fair Value	20.00%	27.20%	13.50%
Information Technology
Investment Holdings [Line Items]
Investments at Fair Value	$ 300,000	$ 300,000	$ 300,000
Percentage of Fair Value	1.50%	2.10%	4.50%
Leisure & Hospitality
Investment Holdings [Line Items]
Investments at Fair Value			$ 278,897
Percentage of Fair Value			4.20%
Real Estate
Investment Holdings [Line Items]
Investments at Fair Value	$ 10,900,000	$ 7,600,000	$ 1,489,000
Percentage of Fair Value	54.30%	53.90%	22.30%
Short-Term Non-banking Loans
Investment Holdings [Line Items]
Investments at Amortized Cost	$ 18,080,750	$ 11,655,750	$ 2,789,000
Percentage of Amortized Cost	90.60%	83.70%	56.20%
Investments at Fair Value	$ 18,075,000	$ 11,650,000	$ 2,789,000
Percentage of Fair Value	90.00%	82.60%	41.80%
Preferred Stock
Investment Holdings [Line Items]
Investments at Amortized Cost	$ 1,050,000	$ 1,050,000	$ 150,000
Percentage of Amortized Cost	5.30%	7.50%	3.00%
Investments at Fair Value	$ 1,200,000	$ 1,200,000	$ 300,000
Percentage of Fair Value	5.90%	8.50%	4.50%
Preferred Stock | Information Technology
Investment Holdings [Line Items]
Investments at Amortized Cost	$ 150,000	$ 150,000	$ 150,000
Investments at Fair Value	300,000	300,000	300,000
Common Stock
Investment Holdings [Line Items]
Investments at Amortized Cost		$ 414,128	$ 1,750,000
Percentage of Amortized Cost		3.00%	35.20%
Investments at Fair Value		$ 436,175	$ 3,300,000
Percentage of Fair Value		3.10%	49.50%
Common Stock | Financial
Investment Holdings [Line Items]
Investments at Amortized Cost		$ 414,128
Investments at Fair Value		436,175
Warrants
Investment Holdings [Line Items]
Investments at Amortized Cost	679	679	$ 679
Other Equity
Investment Holdings [Line Items]
Investments at Amortized Cost	$ 812,500	$ 812,500	$ 278,897
Percentage of Amortized Cost	4.10%	5.80%	5.60%
Investments at Fair Value	$ 812,500	$ 812,500	$ 278,897
Percentage of Fair Value	4.10%	5.80%	4.20%
Other Equity | Consumer
Investment Holdings [Line Items]
Investments at Amortized Cost		$ 212,500
Investments at Fair Value		212,500
Other Equity | Financial
Investment Holdings [Line Items]
Investments at Amortized Cost		600,000
Investments at Fair Value		$ 600,000
Other Equity | Leisure & Hospitality
Investment Holdings [Line Items]
Investments at Amortized Cost			$ 278,897
Investments at Fair Value			$ 278,897